SUBSEQUENT EVENTS (Narrative) (Details) - Manuka Ltd [Member] - shares		6 Months Ended
	Mar. 06, 2022	Jun. 30, 2022
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		89.00%
Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	89.00%
Share Exchange Agreement [Member]
Business Acquisition [Line Items]
Issuance of shares, shares		33,791,641
Percentage of outstanding shares acquired		100.00%
Share Exchange Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Issuance of shares, shares	33,791,641	33,791,641
Percentage of outstanding shares acquired		100.00%
Share Exchange Agreement [Member] | Preferred Stock D [Member]
Business Acquisition [Line Items]
Issuance of shares, shares		110,000
Preferred D shares, convertible into common stock		66,000,000
Share Exchange Agreement [Member] | Preferred Stock D [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Issuance of shares, shares	110,000	110,000
Preferred D shares, convertible into common stock	66,000,000	66,000,000